Trade and Other Payables	12 Months Ended
Dec. 31, 2021
Disclosure of trade and other payables [text block] [Abstract]
TRADE AND OTHER PAYABLES

19. TRADE AND OTHER PAYABLES

As at December 31,	2021	2020
Trade payables	$3,456	$5,393
Other payables and accrued liabilities(a)	50,305	24,698
Trade and other payables	$53,761	$30,091

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(a)      Other payables and accrued liabilities included payables that are not trade in nature as well as various operating and capital accruals.